Related parties - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of Transactions Between Related Parties [Line Items]
Outstanding balance of total credit facility	$ 13,149		$ 13,149		$ 86,713
Short-term employee benefits – salaries and wages	1,494	$ 943	4,798	$ 3,057
Long-term employee benefits – share-based payment	3,420	4,144	11,180	13,377
Key management compensation	4,914	5,087	15,978	16,434
Transactions with other related parties - Financial expenses	0	(451)	0	(5,020)
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with related parties – revenues	2,656	260	5,944	726
Amounts payable, related party transactions	(3,126)		(3,126)		(1,738)
Collection Entities
Disclosure of Transactions Between Related Parties [Line Items]
Trade receivables	7,354		7,354		12,012
Amounts receivable, advances and other receivables with related parties	197		197		12,081
Transactions with collection entities - Costs	(4,433)	$ (9,485)	(25,056)	$ (15,347)
Amounts payable, related party transactions	$ (70)		$ (70)		$ (65)